Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2012
Lease Commitments and Total Rental Expense [Abstract]
Lease Commitments and Total Rental Expense

Note 10—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2012 (in thousands):

Years ending September 30,
2013	$634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182

$5,086

The total rental expense and related charges for all leases for the years ended September 30, 2012 and 2011 was $749,000 and $701,000, respectively.